Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and Cash Equivalents	$ 18,617,955	$ 517,444
Marketable Securities	16,718,452	9,164,273
Other Receivables	1,200,009
Prepaid expenses	294,343	334,059
Current assets of discontinued operations	12,002	295,038
Total Current Assets	36,842,761	10,310,814
Non-Current Assets
Restricted Cash		115,094
Other Assets		2,722
Non-current assets of discontinued operations		456,305
Total Non-Current Assets		574,121
Total Assets	36,842,761	10,884,935
Current Liabilities
Trade and Other Payables	2,203,902	891,883
Current liabilities of discontinued operations	59,393	637,882
Total Current Liabilities	2,263,295	1,529,765
Total Liabilities	2,263,295	1,529,765
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred stock, value
Common stock, No par value, 100,000,000 shares authorized 17,585,261 and 1,738,837 issued and outstanding as of December 31, 2020 and December 31, 2019	171,598,681	128,920,414
Accumulated Other Comprehensive Income		17,886
Accumulated Deficit	(137,163,739)	(119,583,130)
Total Shareholders' Equity	34,579,466	9,355,170
Total Liabilities and Shareholders' Equity	36,842,761	10,884,935
Series A Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, value
Series C Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, value
Series D Convertible Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, value	144,524
Total Shareholders' Equity
Series E Junior Participating Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, value